Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Depreciation and depletion	$ 367,408	$ 402,371
Impairment of long-lived assets (Note 9)	876,376	322,148
Gain on sale of mining interests (Note 9)	(56,115)	0
Deferred income tax recovery (Note 21)	(2,297)	(11,336)
Change in fair value of gold stream (Note 18)	26,825	12,300
Non-cash interest and financing expense	34,848	13,925
Gain on sale of shares in associate (Note 10)	(16,822)	0
Share-based payments (Note 14)	24,343	18,174
Loss on dilution of associate (Note 10)	8,984	943
Non-recoverable input taxes	9,684	2,198
Share of net income of associates (Note 10)	(2,630)	(19,871)
Unrealized losses on derivative instruments (Note 17)	2,630	4,500
Write-down of mining interests (Note 9)	636	19,905
Restructuring charges (Note 9)	0	12,151
Other	15,234	25,169
Non-cash (credits) charges	$ 1,289,104	$ 802,577